Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Inventories
Summary of Inventories
Inventories
in € THOUS
	September 30,	December 31,
	2018	2017

Finished goods	751.877	672.851
Health care supplies	387.567	343.351
Raw materials and purchased components	220.595	193.295
Work in process	93.708	81.282
Inventories	1.453.747	1.290.779